Capital stock - Stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares shares
Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	881,267		257,850
Weighted average remaining contractual life	2 years 6 months
Weighted average exercise price, Options outstanding	$ 3.16	$ 2.84	$ 2.62
Weighted average exercise price, Options exercisable	$ 3.16
Options exercisable	749,267
Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	1,115,086
Weighted average exercise price, Options outstanding	$ 7.11
Weighted average exercise price, Options exercisable	$ 8.84	$ 0
Options exercisable	46,500
Range of exercise price $4.40 - $6.40 | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	97,000
Weighted average remaining contractual life	4 months 24 days
Weighted average exercise price, Options outstanding	$ 4.92
Weighted average exercise price, Options exercisable	$ 4.92
Options exercisable	97,000
Range of exercise price $2.84 - $6.00 | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	141,250
Weighted average remaining contractual life	1 year 9 months 18 days
Weighted average exercise price, Options outstanding	$ 3.28
Weighted average exercise price, Options exercisable	$ 3.28
Options exercisable	141,250
Range of exercise price $2.20 - $3.10 | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	247,017
Weighted average remaining contractual life	2 years 6 months
Weighted average exercise price, Options outstanding	$ 2.44
Weighted average exercise price, Options exercisable	$ 2.44
Options exercisable	247,017
Range of exercise price $ 3.13 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 3.13
Number of shares outstanding | shares	396,000
Weighted average remaining contractual life	3 years 3 months 18 days
Weighted average exercise price, Options outstanding	$ 3.13
Weighted average exercise price, Options exercisable	$ 3.13
Options exercisable	264,000
Range of exercise price 2.80 to 2.99 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	325,000
Weighted average remaining contractual life	10 years
Weighted average exercise price, Options outstanding	$ 2.90
Range of exercise price 8.84 to 8.93 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	790,086
Weighted average remaining contractual life	9 years 4 months 24 days
Weighted average exercise price, Options outstanding	$ 8.85
Weighted average exercise price, Options exercisable	$ 8.84
Options exercisable	46,500
Minimum | Range of exercise price $4.40 - $6.40 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 4.40
Minimum | Range of exercise price $2.84 - $6.00 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	2.84
Minimum | Range of exercise price $2.20 - $3.10 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	2.20
Minimum | Range of exercise price 2.80 to 2.99 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	2.80
Minimum | Range of exercise price 8.84 to 8.93 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	8.84
Maximum | Range of exercise price $4.40 - $6.40 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	6.40
Maximum | Range of exercise price $2.84 - $6.00 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	6.00
Maximum | Range of exercise price $2.20 - $3.10 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	3.10
Maximum | Range of exercise price 2.80 to 2.99 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	2.99
Maximum | Range of exercise price 8.84 to 8.93 | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 8.93